CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 99,818	¥ 694,910	¥ 1,270,001
Restricted time deposit- current	35,877	249,770	142,411
Short-term investment			78,462
Accounts receivable, net (including amounts billed through RONG360 Inc. ("RONG360") of RMB134,966 and RMB3,549 as of December 31, 2018 and 2019, respectively)	49,632	345,525	444,199
Amount due from related party	1,017	7,082
Prepayments and other current assets	17,010	118,423	160,131
Total current assets	203,354	1,415,710	2,095,204
Noncurrent assets:
Property and equipment, net	5,270	36,686	52,322
Intangible assets, net	3,887	27,061	115,037
Goodwill	1,824	12,697	147,296
Restricted cash, time deposit and investment	17,869	124,407
Other noncurrent assets	6,487	45,160	35,276
Total noncurrent assets	35,337	246,011	349,931
Total assets	238,691	1,661,721	2,445,135
Current liabilities:
Short-term borrowings	8,618	60,000	130,000
Accounts payable (including amounts of the consolidated variable interest entities ("VIEs") of RMB4,256 and RMB16,720 as of December 31, 2018 and 2019, respectively. Note 1(e))	26,476	184,318	201,543
Advances from customers (including amounts of the consolidated VIEs of RMB21,717 and RMB164 as of December 31, 2018 and 2019, respectively. Note 1(e))	6,320	44,000	115,597
Tax payable (including amounts of the consolidated VIEs of RMB15,116 and RMB19,205 as of December 31, 2018 and 2019, respectively. Note 1(e))	3,184	22,168	39,446
Amount due to related party	4,928	34,310	72,750
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB17,963 and RMB135,883 as of December 31, 2018 and 2019, respectively. Note 1(e))	32,178	224,018	144,478
Total current liabilities	81,704	568,814	703,814
Non-current liabilities:
Deferred tax liabilities	833	5,801	16,865
Other non-current liabilities(including amounts of the consolidated VIEs of nil and RMB408 as of December 31, 2018 and 2019, respectively. Note 1(e))	2,177	15,145	20,538
Total non-current liabilities	3,010	20,946	37,403
Total liabilities	84,714	589,760	741,217
Commitments and contingencies (Note 24)
Mezzanine equity:
Redeemable noncontrolling interest	798	5,556
Shareholders' equity:
Ordinary shares: US$0.0001 par value	41	286	284
Treasury stock, at cost (12,817,240 and 7,780,062 shares held as of December 31, 2018 and December 31, 2019, respectively)	(14,683)	(102,222)	(70,113)
Additional paid-in capital	273,220	1,902,105	1,959,655
Accumulated losses	(113,905)	(792,985)	(339,325)
Statutory reserves	273	1,900
Accumulated other comprehensive income	7,513	52,308	37,750
Total Jianpu's shareholders' equity	152,459	1,061,392	1,588,251
Noncontrolling interests	720	5,013	115,667
Total shareholders' equity	153,179	1,066,405	1,703,918
Total liabilities, mezzanine equity and shareholders' equity	$ 238,691	¥ 1,661,721	¥ 2,445,135